Accounts Receivable, net - Additional information (Details) - customer	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Gross sales from customers | One customers
Concentration Risk [Line Items]
Number of customers			1	1
Gross sales from customers | Customer concentration risk | One customers
Concentration Risk [Line Items]
Concentration risk percentage		80.00%	85.00%	86.00%
Number of customers		1
Gross sales from customers | Customer concentration risk | Four customers
Concentration Risk [Line Items]
Concentration risk percentage	78.00%
Number of customers	4
Receivables from customers | One customers
Concentration Risk [Line Items]
Number of customers			1	1
Receivables from customers | Customer concentration risk | One customers
Concentration Risk [Line Items]
Concentration risk percentage			93.00%	88.00%
Receivables from customers | Credit concentration risk | Two customers
Concentration Risk [Line Items]
Concentration risk percentage	70.00%		93.00%
Number of customers	2		2